CONCENTRATIONS OF CREDIT RISK (Details Narrative)	Mar. 31, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash Balance In Excess Of Federally Insured Limits	$ 75,923